Joint operations (Tables)	12 Months Ended
Dec. 31, 2025
Contract where entity not operator
Joint operations
Schedule of interests in joint arrangements

32.1Contracts in which the Ecopetrol Group is not the operator

			%	Geographic area of
Partners	Contract	Type	Participation	operations
	Chipirón		30%+Production Factor (1)
SierraCol Energy Arauca, LLC	Cosecha	Production	30%	Colombia
	Cravo Norte		55%+High Prices of Oil
	Rondón		65%
Frontera Energy Colombia Corp	Quifa	Production	40%+PAP	Colombia
Hocol S.A.	Guajira	Production	57%	Colombia
Union Temporal Ismocol Joshi Parko	CPI Palagua	Production	100% According amendment number 5	Colombia (Puerto Boyacá – Santander)
	LLA-122
Parex Resources Colombia LTD	LLA-121	Exploration	50%	Colombia (Piedemonte Central)
	LLA-4-1
	E&P COL 1
Anadarko Colombia Company (OXY)	E&P COL 2	Exploration	40%	Offshore North Caribe
	E&P COL 6
	E&P COL 7
Petrobras	E&E GUA OFF-0	Exploration	55.56%	Offshore North Caribe
	Mana
Interoil Colombia	Rio Opia	Production	30%	Colombia
	Ambrosia
	Llanos 86
	Llanos 87
Geopark Colombia SAS	Llanos 104	Exploration	50%	Colombia
	Llanos 123
	Llanos 124
	SSJN1	Production
	Perdices
Lewis Energy Colombia	VIM-42	Exploration	50%	Colombia
	SSJN3-1
Perenco Oil & Gas	El Guando	Production	75%	Colombia
	El Niño		40%
Quarter North Energy	Gunflint	Production	32%	Gulf of Mexico
Murphy Exploration and Production Company – USA	Dalmatian	Production	30%	Gulf of Mexico
OXY (Anadarko) - K2	K2	Production	21%	Gulf of Mexico
HESS	ESOX	Production	21%	Gulf of Mexico
	S-M-1707
	S-M-1715
	S-M-1717
	S-M-1719
	S-M-1709
	S-M-1908
Shell	S-M-1601	Exploration	30%	Brazil
	S-M-1713
	S-M-1817
	S-M-1599
	S-M-1910
	Sul de Gato do Mato
	BM-S-54
BP Energy	Pau Brasil	Exploration	20%	Brazil
Occidental Midland Basin, LLC (Oxy)	Rodeo Midland Basin	Production	49%	Midland, Texas, USA
	Delaware Basin			Delaware, TX/NM, USA
PC Carigali Mexico Operation S.A.	Bloque 6	Exploration	50%	Gulf of Mexico
(1)	The R Factor is a contractual mechanism defined as the ratio between accumulated net revenues and accumulated costs/investments of a field.

Contract where Entity is operator
Joint operations
Schedule of interests in joint arrangements

32.2Contracts in which the Ecopetrol Group is the operator

			%	Geographic area of
Partners	Contract	Type	Participation	operations
	VMM29
ExxonMobil Exploration Colombia	CR2	Exploration	50%	Colombia
	C62
CPVEN E&P Corp Sucursal Colombia	VMM32	Exploration	51%	Colombia
Repsol Exploration Colombia S.A.	Catleya	Exploration	50%	Colombia
Emerald Energy PLC Suc. Colombia	Cardon	Exploration	50%	Colombia
	ORC401 CRC-2004-01	Exploration	50%
	OJANOM
Parex Resourses Colombia Ltd.	OJAOCN	Production	100%	Colombia
	OJAORM
	OJASUM
SierraCol Energy Arauca	La Cira Infantas	Production	52%+PAP	Colombia
	Teca		100% Basic y 60% incremental
Emerald Energy	Oleoducto Alto Magdalena	Production	45%	Colombia
Colombia Energy Development CO	Rio Paez	Production	68%	Colombia
Ecopetrol	Asociación Guajira	Production	43%	Colombia
Perenco Oil and Gas	Asociación Boqueron	Production	40%	Colombia
Ecopetrol	San Jacinto	Production	50%	Colombia
Ecopetrol	San Jacinto (Mandato)	Production	0%	Colombia